Investments Accounted for Using the Equity Method - Schedule of Changes in Investments Accounted for with Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 12,826,892	$ 16,912,454
Share of Profit (Loss)	545,640	3,281,453
Dividends Declared	(5,588,800)	(1,884,140)
Foreign Currency Translation	34,509	239,766
Other Increase (Decrease)	93,101	(5,722,641)
Investments accounted for using Equity Method, Ending balance	$ 7,911,342	$ 12,826,892
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %		51.00%
Investments accounted for using Equity Method, Beginning balance		$ 4,205,233
Share of Profit (Loss)		1,734,508
Other Increase (Decrease)		$ (5,939,741)
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 9,473,711	$ 8,818,759
Share of Profit (Loss)	695,437	654,952
Dividends Declared	(4,069,920)
Investments accounted for using Equity Method, Ending balance	$ 6,099,228	$ 9,473,711
GNL Chile S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 3,052,983	$ 3,783,316
Share of Profit (Loss)	(254,132)	805,972
Dividends Declared	(1,518,880)	(1,884,140)
Foreign Currency Translation	130,235	347,835
Investments accounted for using Equity Method, Ending balance	$ 1,410,206	$ 3,052,983
Enel Argentina (formerly named Endesa Argentina S.A.) [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	0.08%	0.08%
Investments accounted for using Equity Method, Beginning balance	$ 300,198	$ 105,146
Share of Profit (Loss)	104,335	86,021
Foreign Currency Translation	(95,726)	(108,069)
Other Increase (Decrease)	93,101	217,100
Investments accounted for using Equity Method, Ending balance	$ 401,908	$ 300,198